LifePoints Funds, Target Date Series: Classes R1, R2 and R3; Class A; and Classes E and S

RUSSELL INVESTMENT COMPANY*

Supplement dated July 17, 2006 to

PROSPECTUSES DATED MARCH 1, 2006

As Supplemented through June 1, 2006

Effective October 2, 2006, each Target Date Fund’s current allocation to the Underlying Funds in which it invests, and its asset allocation shift over time, will be modified. In addition, each Fund’s asset allocation will be fixed at the target year rather than continuing to become more conservative following the target year. As a result of the modifications, effective October 2, 2006, the Russell Investment Company Prospectuses listed above are changed as follows:

I.	The following information restates the section entitled Investment Objective in its entirety in each of the Russell Investment Company Prospectuses listed above:

Investment Objective

Each of the following Russell Investment Company (“RIC”) LifePoints Funds (the “Funds”) has a non-fundamental investment objective. This means that each Fund’s investment objective may be changed by the Board of Trustees of a Fund without shareholder approval. Each of the Funds is a “fund of funds” and invests only in the shares of other RIC funds.

2010 Strategy Fund

Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

The Fund pursues this objective by investing in a diversified portfolio that, as of October 2, 2006, will consist of approximately 40% stock funds and 60% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund’s allocation to fixed income funds will be fixed at 68% in approximately the year 2010.

2020 Strategy Fund

Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

The Fund pursues this objective by investing in a diversified portfolio that, as of October 2, 2006, will consist of approximately 64% stock funds and 36% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund’s allocation to fixed income funds will be fixed at 68% in approximately the year 2020.

2030 Strategy Fund

Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

The Fund pursues this objective by investing in a diversified portfolio that, as of October 2, 2006, will consist of approximately 95% stock funds and 5% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund’s allocation to fixed income funds will be fixed at 68% in approximately the year 2030.

2040 Strategy Fund

Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.

The Fund pursues this objective by investing in a diversified portfolio that, as of October 2, 2006, will consist of approximately 100% stock funds, with an increasing allocation to fixed income funds over time. The Fund’s allocation to fixed income funds will be fixed at 68% in approximately the year 2040.

*Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company.

II.	The following information restates the section entitled Principal Investment Strategies in its entirety in each of the Russell Investment Company Prospectuses listed above:

Principal Investment Strategies

Each of the Funds discussed in this Prospectus is a “fund of funds,” and seeks to achieve its objective by investing, at present, in the Class S Shares of several other RIC funds (the “Underlying Funds”) representing various asset classes. The allocation of each Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed.

The following table shows the Funds’ allocation to underlying stock funds and fixed income funds effective as of October 2, 2006.

Asset Allocation	2010 Strategy Fund	2020 Strategy Fund	2030 Strategy Fund	2040 Strategy Fund
Underlying stock funds	40%	64%	95%	100%
Underlying fixed income funds	60%	36%	5%	0%

The following table shows the Underlying Funds in which each Fund invests and the approximate target allocation effective as of October 2, 2006 to each Underlying Fund.

Underlying Fund	2010 Strategy Fund	2020 Strategy Fund	2030 Strategy Fund	2040 Strategy Fund
Diversified Equity Fund	11%	18%	27%	29%
Special Growth Fund	3%	4%	6%	6%
Quantitative Equity Fund	11%	17%	27%	29%
International Securities Fund	11%	17%	23%	24%
Diversified Bond Fund	27%	16%	0%	0%
Short Duration Bond Fund	33%	0%	0%	0%
Multistrategy Bond Fund	0%	20%	5%	0%
Real Estate Securities Fund	4%	5%	7%	7%
Emerging Markets Fund	0%	3%	5%	5%

The following chart illustrates how the target asset allocation for the Funds is expected to become more conservative over time. At approximately the target year, the target allocations of each Fund to the Underlying Funds will be fixed and a Fund may, depending on the facts and circumstances at the time and contingent upon Board approval, continue to operate, be merged into another fund or be liquidated.

Currently, Russell Investment Management Company (“RIMCo”)* will manage each Fund according to its target asset allocation strategy and will not trade actively among the Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, RIMCo expects to modify the target asset allocation for the Funds and/or the Underlying Funds in which the Funds invest. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

III.	The following information restates the section entitled Choosing a Fund in its entirety in each of the Russell Investment Company Prospectuses listed above:

Choosing a Fund

The Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The Funds are intended for investors planning for retirement who desire an asset allocated portfolio that becomes more conservative over time. The Funds that are furthest from their stated target year invest a greater portion of their assets in Underlying Funds that invest in stocks, which provide a greater opportunity for capital appreciation over the long-term. Generally, the potential for higher returns over time is accompanied by a higher risk of a decline in the value of your investment. The Funds that are closer to their stated target year invest a greater portion of their assets in Underlying Funds that invest in fixed income securities, which typically offer reduced risk and price volatility, and, accordingly, lower expected returns than the Funds that are farther from their stated target year.

When selecting a Fund, consider your estimated retirement date. It is expected that you will choose a Fund whose stated target year is closest to your retirement date. Choosing a Fund targeting an earlier target year represents a more conservative choice; choosing a Fund with a later target year represents a more aggressive choice. It is important to note that the target year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. More conservative investors might want to consider investing in a Fund with a target year earlier than one that is closest to their planned retirement year.

Asset allocation – dividing your investment among stocks and fixed income securities – is one of the most critical decisions you can make as an investor. It is also important to recognize that the asset allocation strategy you use today may not be appropriate as you move closer to retirement. The Funds are designed to provide you with a single Fund whose asset allocation changes over time as your investment time horizon changes.

You should also realize that the Funds are not a complete solution to your retirement needs. You must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income you may need.

IV.	Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. Each Fund’s total direct and indirect expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it invests. The following information restates the Total Direct and Indirect Operating Expenses and the Example in the section entitled Fees and Expenses in its entirety in each of the Russell Investment Company Prospectuses listed above:

	Class A	Class E	Class R1	Class R2	Class R3	Class S
2010 Strategy Fund	1.07%	1.07%	0.82%	1.07%	1.32%	0.82%
2020 Strategy Fund	1.23%	1.23%	0.98%	1.23%	1.48%	0.98%
2030 Strategy Fund	1.33%	1.33%	1.08%	1.33%	1.58%	1.08%
2040 Strategy Fund	1.34%	1.34%	1.09%	1.34%	1.59%	1.09%

*	Effective July 1, 2006 Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for each period takes into account the expected asset allocation shift of each Fund over time. The calculation of costs for the one year period takes into account the effect of any current advisory fee waivers contractually agreed to by RIMCo through February 28, 2007. The calculation of costs for the three year period takes such advisory fee waivers into account only for the first year of the period. The calculation of costs for all periods takes into account the effect of the current transfer agency fee waiver and reimbursements for all years for each period.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
2010 Strategy Fund	$678	$936	$1,213	$2,004
2020 Strategy Fund	693	982	1,293	2,173
2030 Strategy Fund	703	1,012	1,343	2,277
2040 Strategy Fund	704	1,015	1,349	2,288

Class E Shares:
2010 Strategy Fund	$109	$382	$677	$1,516
2020 Strategy Fund	125	432	762	1,695
2030 Strategy Fund	135	463	815	1,806
2040 Strategy Fund	136	466	820	1,817

Class R1 Shares:
2010 Strategy Fund	$84	$305	$544	$1,230
2020 Strategy Fund	100	355	630	1,415
2030 Strategy Fund	110	387	684	1,529
2040 Strategy Fund	111	390	689	1,540

Class R2 Shares:
2010 Strategy Fund	$109	$382	$677	$1,516
2020 Strategy Fund	125	432	762	1,695
2030 Strategy Fund	135	463	815	1,806
2040 Strategy Fund	136	466	820	1,817

Class R3 Shares
2010 Strategy Fund	$134	$460	$810	$1,796
2020 Strategy Fund	151	511	895	1,971
2030 Strategy Fund	161	541	946	2,078
2040 Strategy Fund	162	544	951	2,088

Class S Shares
2010 Strategy Fund	$84	$305	$544	$1,230
2020 Strategy Fund	100	355	630	1,415
2030 Strategy Fund	110	387	684	1,529
2040 Strategy Fund	111	390	689	1,540

V.	The new asset allocation eliminates the following Principal and Non-Principal Risks for the 2040 Strategy Fund:

Fixed-Income Securities

- Non-Investment Grade Fixed-Income Securities (“Junk Bonds”)

- Government Issued or Guaranteed Securities

Municipal Obligations

Mortgage or Asset Backed Securities

Repurchase Agreements

VI.	The following Non-Principal Risks are now applicable to all Funds:

Real Estate Securities

- REITs

Please see the Prospectus for a more detailed explanation of these risks.

36-08-169 (1 07/06) and 537507

Russell Investment Company*

Supplement dated July 17, 2006 to

Statement of Additional Information Dated March 1, 2006

As Supplemented through June 1, 2006

The following table on the front cover of the Russell Investment Company Funds of Funds Statement of Additional Information is deleted and replaced with the following:

FUND	INCEPTION DATE	PROSPECTUS DATE
Equity Aggressive Strategy	September 30, 1997	March 1, 2006#
Aggressive Strategy	September 16, 1997	March 1, 2006#
Balanced Strategy	September 16, 1997	March 1, 2006#
Moderate Strategy	October 2, 1997	March 1, 2006#
Conservative Strategy	November 7, 1997	March 1, 2006#
Tax-Managed Global Equity	February 1, 2000	March 1, 2006#
2010 Strategy Fund	January 1, 2005	March 1, 2006##
2020 Strategy Fund	January 1, 2005	March 1, 2006##
2030 Strategy Fund	January 1, 2005	March 1, 2006##
2040 Strategy Fund	January 1, 2005	March 1, 2006##

*	On July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company.
#	As supplemented June 1, 2006.
##	As supplemented July 17, 2006